Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 5,187	kr 4,390	kr 3,276
Other interest income		896	763	620
Interest expenses		(4,366)	(3,711)	(2,213)
Net interest income		1,717	1,442	1,683
Net fee and commission expense		(33)	(32)	(28)
Net results of financial transactions		226	19	(102)
Other operating income			(2)
Total operating income		1,910	1,427	1,553
Personnel expenses		(333)	(311)	(320)
Other administrative expenses		(206)	(231)	(232)
Depreciation and impairment of non-financial assets		(57)	(40)	(45)
Total operating expenses		(596)	(582)	(597)
Operating profit before credit losses		1,314	845	956
Net credit losses				51
Net credit losses for IFRS 9		(10)	7
Operating profit		1,304	852	1,007
Tax expenses		(277)	(204)	(235)
Net profit	[1]	1,027	648	772
Items to be reclassified to profit or loss
Available-for-sale securities				(33)
Derivatives in cash-flow hedges		(8)	(25)	(91)
Tax on items to be reclassified to profit or loss		2	6	27
Net items to be reclassified to profit or loss		(6)	(19)	(97)
Items not to be reclassified to profit or loss
Own credit risk		24	374
Revaluation of defined benefit plans		(4)	(48)	(4)
Tax on items not to be reclassified to profit or loss		(4)	(72)	1
Net items not to be reclassified to profit or loss		16	254	(3)
Total other comprehensive income		10	235	(100)
Total comprehensive income	[1]	kr 1,037	kr 883	kr 672
Basic earnings per share (in SEK per share)	[2]	kr 257	kr 162	kr 193
Diluted earnings per share (in SEK per share)	[2]	kr 257	kr 162	kr 193

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The average number of shares in 2019 amounted to 3,990,000 (2018: 3,990,000)